Guarantor and Non-Guarantor Supplemental Financial Information - Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
ASSETS
Current assets	$ 154,934	$ 105,021
Property, plant and equipment, net	65,659	63,626
Subscriber acquisition costs, net	1,170,287	1,052,434
Deferred financing costs, net	3,407	4,420
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	426,616	475,392
Goodwill	836,115	835,233
Long-term investments and other assets	58,953	11,536
Total assets	2,715,971	2,547,662
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities	289,020	185,191
Intercompany payable	0	0
Notes payable and revolving credit facility, net of current portion	2,611,225	2,486,700
Capital lease obligations, net of current portion	4,949	7,935
Deferred revenue, net of current portion	154,244	58,734
Other long-term obligations	58,930	47,080
Accumulated losses of investee	0	0
Deferred income tax liability	7,452	7,204
Total stockholders’ deficit	(409,849)	(245,182)
Total liabilities and stockholders’ deficit	2,715,971	2,547,662
Eliminations
ASSETS
Current assets	(105,914)	(67,799)
Property, plant and equipment, net	0	0
Subscriber acquisition costs, net	0	0
Deferred financing costs, net	0	0
Investment in subsidiaries	(2,210,678)	(2,228,903)
Intercompany receivable	(6,303)	(9,492)
Intangible assets, net	0	0
Goodwill	0	0
Long-term investments and other assets	(106)	(106)
Total assets	(2,323,001)	(2,306,300)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities	(105,914)	(67,799)
Intercompany payable	(6,303)	(9,492)
Notes payable and revolving credit facility, net of current portion	0	0
Capital lease obligations, net of current portion	0	0
Deferred revenue, net of current portion	0	0
Other long-term obligations	0	0
Accumulated losses of investee	(409,849)	(245,182)
Deferred income tax liability	(106)	(106)
Total stockholders’ deficit	(1,800,829)	(1,983,721)
Total liabilities and stockholders’ deficit	(2,323,001)	(2,306,300)
Parent | Reportable Legal Entities
ASSETS
Current assets	0	0
Property, plant and equipment, net	0	0
Subscriber acquisition costs, net	0	0
Deferred financing costs, net	0	0
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	0	0
Goodwill	0	0
Long-term investments and other assets	0	0
Total assets	0	0
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities	0	0
Intercompany payable	0	0
Notes payable and revolving credit facility, net of current portion	0	0
Capital lease obligations, net of current portion	0	0
Deferred revenue, net of current portion	0	0
Other long-term obligations	0	0
Accumulated losses of investee	409,849	245,182
Deferred income tax liability	0	0
Total stockholders’ deficit	(409,849)	(245,182)
Total liabilities and stockholders’ deficit	0	0
APX Group, Inc. | Reportable Legal Entities
ASSETS
Current assets	4,454	25,136
Property, plant and equipment, net	0	0
Subscriber acquisition costs, net	0	0
Deferred financing costs, net	3,407	4,420
Investment in subsidiaries	2,210,678	2,228,903
Intercompany receivable	0	0
Intangible assets, net	0	0
Goodwill	0	0
Long-term investments and other assets	106	106
Total assets	2,218,645	2,258,565
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities	17,269	17,047
Intercompany payable	0	0
Notes payable and revolving credit facility, net of current portion	2,611,225	2,486,700
Capital lease obligations, net of current portion	0	0
Deferred revenue, net of current portion	0	0
Other long-term obligations	0	0
Accumulated losses of investee
Deferred income tax liability	0	0
Total stockholders’ deficit	(409,849)	(245,182)
Total liabilities and stockholders’ deficit	2,218,645	2,258,565
Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	232,076	143,954
Property, plant and equipment, net	64,820	62,781
Subscriber acquisition costs, net	1,084,164	974,975
Deferred financing costs, net	0	0
Investment in subsidiaries	0	0
Intercompany receivable	6,303	9,492
Intangible assets, net	397,007	443,189
Goodwill	809,678	809,678
Long-term investments and other assets	53,603	11,523
Total assets	2,647,651	2,455,592
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities	277,575	160,956
Intercompany payable	0	0
Notes payable and revolving credit facility, net of current portion	0	0
Capital lease obligations, net of current portion	4,488	7,368
Deferred revenue, net of current portion	144,026	53,991
Other long-term obligations	58,930	47,080
Accumulated losses of investee
Deferred income tax liability	106	106
Total stockholders’ deficit	2,162,526	2,186,091
Total liabilities and stockholders’ deficit	2,647,651	2,455,592
Non-Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	24,318	3,730
Property, plant and equipment, net	839	845
Subscriber acquisition costs, net	86,123	77,459
Deferred financing costs, net	0	0
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	29,609	32,203
Goodwill	26,437	25,555
Long-term investments and other assets	5,350	13
Total assets	172,676	139,805
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities	100,090	74,987
Intercompany payable	6,303	9,492
Notes payable and revolving credit facility, net of current portion	0	0
Capital lease obligations, net of current portion	461	567
Deferred revenue, net of current portion	10,218	4,743
Other long-term obligations	0	0
Accumulated losses of investee
Deferred income tax liability	7,452	7,204
Total stockholders’ deficit	48,152	42,812
Total liabilities and stockholders’ deficit	$ 172,676	$ 139,805